Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	September 30, 2022	December 31, 2021
Brands	$165,986	$176,225
Software development costs	824,476	805,697
Customer relationships	1,883,184	1,692,838
Computer software	35,313	35,257
	2,908,959	2,710,017
Less accumulated amortization on:
Brands	75,966	69,407
Software development costs	426,553	371,555
Customer relationships	556,119	505,732
Computer software	20,965	17,900
	1,079,603	964,594
Less accumulated impairment on:
Brands	8,464	8,464
Software development costs	88,983	84,947
Customer relationships	449,808	449,808
	547,255	543,219
Intangible assets, net	$1,282,101	$1,202,204